Note 5. Solar Energy Systems Held for Development and Sale (Notes)	12 Months Ended
Dec. 31, 2014
Solar Energy Systems Held For Development and Sale [Abstract]
SOLAR ENERGY SYSTEMS HELD FOR DEVELOPMENT AND SALE
SOLAR ENERGY SYSTEMS HELD FOR DEVELOPMENT AND SALE
Solar energy systems held for development and sale consist of the following:

	As of December 31,
	2014	2013
In millions
Solar energy systems under development	$164.2	$419.7
Solar energy systems held for sale	87.3	40.4
Total solar energy systems held for development and sale	$251.5	$460.1